Convertible Redeemable Preferred Shares - Narrative (Details)					1 Months Ended	12 Months Ended
	Feb. 12, 2020 USD ($) shares	May 18, 2017 USD ($) shares	Dec. 20, 2014 USD ($) shares	Dec. 16, 2013 USD ($) shares	Oct. 23, 2018 USD ($) shares	Dec. 31, 2020 USD ($) vote	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Minimum days prior to redemption date required for redemption requests						60 days
Additional amount that would accrue on the issue price, percent						15.00%
Payments of stock issuance costs						$ 0	$ 0
Temporary equity, amount of preferred dividends in arrears							31,241,486
Accretion of preferred shares						$ 193,465,743	50,714,953	$ 33,234,811
Series A Preferred Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Temporary equity, stock issued during period, shares, new issues | shares				57,200,000
Proceeds from issuance of preferred stock				$ 5,720,000
Temporary equity, liquidation preference, percent						150.00%
Series A Preferred Stock | Agora IO, Inc
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Temporary equity, stock issued during period, shares, new issues | shares		2,777,778
Stock repurchased and retired during period (in shares) | shares		1,573,040
Stock repurchased and retired during period , value		$ 1,599,487
Temporary equity, stock repurchased during period (in shares) | shares		2,777,778
Payments for repurchase of redeemable convertible preferred stock		$ 278,000
Series B Preferred Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Temporary equity, number of votes per share | vote						2
Temporary equity, dividend rate, percentage						8.00%
Temporary equity, liquidation preference, percent						150.00%
Temporary equity, redemption price per share, percentage						150.00%
Temporary equity, redemption price per share upon material breach, percentage						160.00%
Series B Preferred Stock | Agora IO, Inc
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Temporary equity, stock issued during period, shares, new issues | shares			50,783,698
Proceeds from issuance of preferred stock			$ 20,250,000
Series B+ Preferred Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Temporary equity, number of votes per share | vote						3
Temporary equity, dividend rate, percentage						8.00%
Temporary equity, liquidation preference, percent						150.00%
Temporary equity, redemption price per share, percentage						150.00%
Temporary equity, redemption price per share upon material breach, percentage						160.00%
Series B+ Preferred Stock | Agora IO, Inc
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Temporary equity, stock issued during period, shares, new issues | shares		26,651,410
Proceeds from issuance of preferred stock		$ 31,881,749
Series C Preferred Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Proceeds from issuance of preferred stock						$ 0	0	66,556,608
Temporary equity, dividend rate, percentage						8.00%
Temporary equity, liquidation preference, percent						150.00%
Temporary equity, redemption price per share, percentage						160.00%
Payments of stock issuance costs						$ 0		110,059
Series C Preferred Stock | Agora IO, Inc
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Temporary equity, stock issued during period, shares, new issues | shares					34,793,413
Proceeds from issuance of preferred stock					$ 66,666,667
Series C+ Preferred Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Proceeds from issuance of preferred stock						$ 50,000,002	$ 0	$ 0
Temporary equity, dividend rate, percentage						8.00%
Temporary equity, liquidation preference, percent						150.00%
Temporary equity, redemption price per share, percentage						150.00%
Temporary equity, redemption price per share upon material breach, percentage						160.00%
Series C+ Preferred Stock | Agora IO, Inc
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Temporary equity, stock issued during period, shares, new issues | shares	15,062,510
Proceeds from issuance of preferred stock	$ 50,000,002